Provisions and Other Liabilities - Other Non-Current Liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure Of Other Non Current Liabilities [Line Items]
Non-current liabilities related to income taxes	€ 1,712	€ 1,666	€ 1,452
Other non-current liabilities	305	302	246
Total	2,017	1,968	1,698
Uncertainties over income tax treatments
Disclosure Of Other Non Current Liabilities [Line Items]
Non-current liabilities related to income taxes	€ 1,064	€ 1,031	€ 812